Condensed Financial Information of the Parent Company (Table)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company
Consolidated Balance Sheets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Current assets
Cash	7,157	424	60
Short-term investments	61,855	68,378	9,631
Inter-group balance due from VIE, WFOE and subsidiaries	88,264	93,704	13,198
Total current assets	157,276	162,506	22,889
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	345,026	346,076	48,744
Total non-current assets	345,026	346,076	48,744
Total Assets	502,302	508,582	71,633
Liabilities:
Other Liabilities	1,140	1,001	141
Total Liabilities	1,140	1,001	141
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 300,000,000 Class A ordinary shares authorized, 55,379,583 and 55,379,583 shares issued, and 48,639,660 and 55,379,583 shares outstanding as of December 31, 2022 and 2023, respectively; 6,296,630 and 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2022 and 2023, respectively; 193,703,370 and 193,703,370 shares (undesignated) authorized, nil and nil shares (undesignated) issued and outstanding as of December 31, 2022 and 2023, respectively)	43	43	6
Additional paid-in capital	1,885,637	1,885,142	265,517
Accumulated deficit	(1,379,864)	(1,376,530)	(193,880)
Accumulated other comprehensive loss	(4,654)	(2,466)	(347)
Total Quhuo Group Limited’s Equity	501,162	506,189	71,296
Non-controlling interests	—	1,392	196
Total shareholders’ equity	501,162	507,581	71,492
Total liabilities and shareholders’ equity	502,302	508,582	71,633

Condensed Statements of Comprehensive Loss

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cost of revenues	—	—	—	—
General and administrative	(2,241)	(8,722)	(9,929)	(1,398)
Foreign exchange loss	692	(5)	—	—
Other (loss)/income, net	(52,804)	(49,664)	5,396	760
Share of (loss)/gain in subsidiaries, the VIE and the VIE’ subsidiaries	(103,554)	45,261	7,867	1,107
(Loss)/income before income tax	(157,907)	(13,130)	3,334	469
Income tax expenses	—	—	—	—
Net (loss)/income attributable to ordinary shareholders	(157,907)	(13,130)	3,334	469
Comprehensive (loss)/income	(157,907)	(13,130)	3,334	469

Condensed Statements of Cash Flows

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net (loss)/income	(157,907)	(13,130)	3,334	469
Share of gain/(loss) in subsidiaries, VIE and VIE’s Subsidiaries	103,554	(45,261)	(7,867)	(1,107)
Share-based compensation	—	19,762	2,655	374
Other income/(loss), net	52,877	49,664	(5,396)	(760)
Provision for other receivables	—	—	—	—
Unrealized foreign exchange loss/(gain)	214	(627)	(210)	(30)
Changes in operating assets and liabilities	247	(18,072)	(1,025)	(144)
Net cash used in operating activities	(1,015)	(7,664)	(8,509)	(1,198)
Net cash provided by investing activities	—	5,582	1,420	200
Net cash provided by financing activities	1	—	146	21
Effect of exchange rate changes on cash	(214)	627	210	29
Net decrease in cash	(1,228)	(1,455)	(6,733)	(948)
Cash at beginning of the year	9,840	8,612	7,157	1,008
Cash at end of the year	8,612	7,157	424	60